Commitments and Contingencies (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2024	Mar. 29, 2024	Feb. 02, 2024	Dec. 28, 2023	Dec. 08, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Operating leases have remaining lease terms						3 months 3 days		3 months 3 days		9 months 3 days
Addendum To Letter Agreements Description			Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 3,500 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 12,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares					Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 3,500 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 12,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Gain on extinguishment of liability								$ 527,980			$ (56,653)
Lease impairment cost											$ 303,327
Stock price											$ 1.54
Subsequent Event [Member]
Shares issued, shares			3,500
7GC & Co. Holdings LLC [Member] | Cantor Fitzgerald [Member] | New Banzai Class A Shares [Member]
Increase decrease in deferred underwriting fees												$ 400,000
Cantor Fee Agreement [Member] | 7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member]
Deferred underwriting fees payable						8,050,000		8,050,000		8,050,000		8,050,000
Deferred underwriting fees payable												4,050,000
Increase decrease in deferred underwriting fees						4,000,000		4,000,000				4,000,000
Cantor Fee Agreement [Member] | 7GC & Co. Holdings LLC [Member] | Cantor Fitzgerald [Member]
Deferred underwriting fees payable												8,050,000
Deferred underwriting fees payable												4,050,000
Increase decrease in deferred underwriting fees										4,000,000		$ 4,000,000
Cantor Fee Agreement [Member] | 7GC & Co. Holdings LLC [Member] | Cantor Fitzgerald [Member] | Common Class A [Member]
Stock issued during period shares issued for services				22,279
Stock issued during period value issued for services				$ 2,450,639
Stock price				$ 110.00
Roth Addendum To Letter Agreements [Member]
Advisory fee					$ 1,100,000
Advisor transaction expenses					$ 6,813
Accrued expenses						$ 300,000		300,000		1,106,813
Shares issued, shares			3,500
Shares issued, value			$ 278,833
Contractual obligation										$ 806,813
Gain on extinguishment of liability								$ 577,513
Roth Addendum To Letter Agreements [Member] | Common Class A [Member]
Shares issued, shares			3,500
Shares issued, shares			$ 300,000
Shares issued, cash			$ 300,000
Stock issued during period shares additional shares			12,000
Roth Addendum To Letter Agreements [Member] | Common Class A [Member] | Subsequent Event [Member]
Shares issued, shares	$ 300,000	$ 300,000	$ 300,000
Shares issued, cash			$ 300,000
Stock issued during period shares additional shares			12,000